CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Capital Stock	Warrant Reserve	Share-based Payment Reserve	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	552,547,616
Beginning balance, amount at Dec. 31, 2017	$ 272,501	$ 15,007	$ 12,600	$ 4,043	$ (31,411)	$ 264,654
Share issuance cost, amount						0
Exercise of options, shares 11(d))	638,000
Exercise of options, amount 11(d))	$ 276		171			105
Exercise of warrants, shares 11(c))	5,131,300
Exercise of warrants, amount	$ 2,291	1,407				884
Options forfeited (Note 11(d))			39			39
Share-based payments			4,240			4,240
Loss for the year					(11,645)	(11,645)
Other comprehensive loss				1,249		(1,249)
Ending balance, shares at Dec. 31, 2018	558,316,916
Ending balance, amount at Dec. 31, 2018	$ 275,068	13,600	16,630	(5,292)	(43,056)	256,950
Proceeds from private placements (Note 11(b)), shares	33,095,772
Proceeds from private placements (Note 11(b)), amount	$ 8,392	1,018				9,410
Flow-through share premium liability	$ (771)					(771)
Share issuance cost, shares	370,250
Share issuance cost, amount	$ (131)	(21)				152
Exercise of warrants, shares 11(c))	214,200
Exercise of warrants, amount	$ 108	(65)				43
Share-based payments			2,168			2,168
Loss for the year					(6,959)	(6,959)
Other comprehensive loss				1,643		1,643
Ending balance, shares at Dec. 31, 2019	591,997,138
Ending balance, amount at Dec. 31, 2019	$ 282,666	$ 14,532	$ 18,798	$ (3,649)	$ (50,015)	$ 262,332